UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION   OMB APPROVAL
                 Washington, D.C. 20549
                                                OMB Number:     3235-2456
                       FORM 24F-2               Expires:  August 31, 2003
            Annual Notice of Securities Sold    Estimated average burden
                 Pursuant to Rule 24f-2         hours per response......1

  Read instructions at end of Form before preparing Form. Please print or type.


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1.      Name and address of issuer:

                            PIC Investment Trust
                            300 North Lake Avenue
                            Pasadena, CA 91101-4106

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2.      The name of each series or class of  securities  for which this Form is filed(If the Form is being filed for all series and classes of securites of the issuer, check the box but do not list series or classes):
                                                              [X]

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3.      Investment Company Act File Number:
                                 811-06498

        Securities Act File Number:
                                 33-44579

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4(a).   Last day of fiscal year for which this Form is filed:
                                 31-Oct-02

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4(b).   [ ] Check box if this Form is being filed late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).   [ ] Check box if this is the last time the issuer  will be filing this Form.

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5.      Calculation of registration fee:

               (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):
                                                                   $ 295,371,712
                                                                   -------------

               (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                                             $  366,944,754
                                              -------------

               (iii)Aggregate  price  of  securities   redeemed  or  repurchased
                    during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce
                    registration    fees   payable   to   the   Commission:
                                             $
                                              -------------

               (iv) Total  available  redemption  credits  [add Items  5(ii) and
                    5(iii)]:
                                                                   $ 366,944,754
                                                                   -------------

               (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                   $           0
                                                                   -------------

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               (vi) Redemption  credits  available  for use in future years - if
                    Item 5(i) is less than Item 5(iv)  [subtract Item 5(iv) from
                    Item 5(i)]:
                                             $ (71,573,042)
                                              -------------

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               (vii)Multiplier   for   determining    registration    fee   (See
                    Instruction C.9):
                                                                  X      0.0092%
                                                                   -------------

               (viii)  Registration  fee due [multiply Item 5(v) by Item 5(vii)]
                    (enter "0" if no fee is due):
                                                                  =$        0.00
                                                                   -------------

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6.      Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here :
                                              -------------

        If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here :
                                              -------------

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7.      Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                  +$           0
                                                                   -------------

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8.      Total of the amount of the  registration  fee due plus any interest due
        [line5(viii) plus line 7]:

                                                                  =$        0.00
                                                                   -------------


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9.      Date  the  registration  fee  and  any  interest  payment  was  sent  to the Commission's lockbox depository:

            Method of Delivery:

            [ ]             Wire Transfer (CIK 000000000000)


            [ ]             Mail or other means

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                                   SIGNATURES

        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


        By (Signature and Title)*             /s/ Joy Ausili
                                              ----------------------------------

                                              ASSISTANT TREASURER
                                              ----------------------------------
        Date                1/21/03
                          -------------

* Please print the name and title of the signing officer below the signature.